OPERATING SEGMENTS	12 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
OPERATING SEGMENTS

24	OPERATING SEGMENTS

ACCOUNTING POLICIES
Operating segments are reported in a manner consistent with internal reports that the Group’s chief operating decision maker
(“CODM”) reviews regularly in allocating resources and assessing performance of operating segments. The CODM has been identified as the Group’s Executive Committee. The Group has one material revenue stream, the sale of gold. To identify operating segments, management reviewed various factors, including operational structure and mining infrastructure. It was determined that an operating segment consists of a single or multiple metallurgical plants and reclamation sites that, together with its tailings storage facility, is capable of operating independently.
When assessing profitability, the CODM considers, inter alia, the revenue and cash operating costs of each segment. The net of these amounts is the segment operating profit or loss. Therefore, segment operating profit has been disclosed as the primary measure of profit or loss. The CODM also considers the additions to property, plant and equipment.

The Group has one material revenue stream, the sale of gold to South African Bullion banks. The following summary describes the operations in the Group’s reportable operating segments:
Ergo is a surface gold retreatment operation which treats old slime dams and sand dumps to the south of Johannesburg’s central business district as well as the East and Central Rand goldfields. The operation comprises three plants and a solar plant with a
BESS. The Ergo plant operates as a metallurgical plant and the City Deep and Knights plants as pump/milling stations feeding the
Ergo plant.
FWGR is a surface gold retreatment operation which treats old slime dams in the West Rand goldfields. The operation comprises the Driefontein 2 plant and relevant infrastructure to process tailings from the Driefontein 5 and 3 slimes dam and deposit residues on the Driefontein 4 TSF.
Corporate office and other reconciling items collectively referred to as "Other reconciling items") represent the items to reconcile to the consolidated financial statements. This does not represent a separate segment as it does not generate mining revenue.

24	OPERATING SEGMENTS continued

	Ergo	FWGR	Other reconciling items	Total
2025
Amounts in R million

Revenue (External)	5,671.5	2,206.7	—	7,878.2
Cash operating costs	(3,699.2)	(673.5)	—	(4,372.7)
Movement in gold in process and finished inventories - Gold Bullion	9.8	8.3	—	18.1
Segment operating profit	1,982.1	1,541.5	—	3,523.6

Additions to property, plant and equipment	(605.7)	(1,593.1)	(1.2)	(2,200.0)

Reconciliation of segment operating profit to profit after tax
Segment operating profit	1,982.1	1,541.5	—	3,523.6
Depreciation	(326.5)	(130.2)	(2.5)	(459.2)
Change in estimate of environmental rehabilitation recognised in profit or loss	92.8	—	5.2	98.0
Ongoing rehabilitation expenditure	(16.3)	(2.6)	(0.3)	(19.2)
Care and maintenance	—	—	0.8	0.8
Other operating costs	(13.5)	—	—	(13.5)
Administration expenses and other costs	(19.6)	(8.3)	(185.9)	(213.8)
Finance income	53.1	52.1	118.6	223.8
Finance expense	(51.6)	(11.7)	(10.1)	(73.4)
Deferred tax	(405.6)	(426.9)	8.1	(824.4)
Profit after tax	1,294.9	1,013.9	(66.1)	2,242.7

Reconciliation of cost of sales to cash operating costs
Cost of sales[1] (a)	(3,952.9)	(798.0)	3.2	(4,747.7)
Depreciation	326.5	130.2	2.5	459.2
Change in estimate of environmental rehabilitation recognised in profit or loss	(92.8)	—	(5.2)	(98.0)
Movement in gold in process and finished inventories - Gold Bullion	(9.8)	(8.3)	—	(18.1)
Ongoing rehabilitation expenditure	16.3	2.6	0.3	19.2
Care and maintenance	—	—	(0.8)	(0.8)
Other operating costs	13.5	—	—	13.5
Cash operating costs	(3,699.2)	(673.5)	—	(4,372.7)
[1] Included in cost of sales is R138.9 million (FY2024: R144.9 million; FY2023: R107.8 million) paid for services rendered by Sibanye-Stillwater.

(a) Most significant components of other operating costs within cost of sales include:
Consumable stores	1,151.4	224.6	—	1,376.0
Labour including short term incentives	625.9	121.3	—	747.2
Electricity	422.9	121.1	—	544.0
Specialist service providers	833.0	43.2	—	876.2
Machine hire	136.3	20.0	—	156.3
Security expenses	162.2	36.3	—	198.5
Water	41.3	3.8	—	45.1

24	OPERATING SEGMENTS continued

	Ergo	FWGR	Other reconciling items	Total
2024
Amounts in R million

Revenue (External)	4,524.9	1,714.8	—	6,239.7
Cash operating costs	(3,571.0)	(622.3)	—	(4,193.3)
Movement in gold in process and finished inventories - Gold Bullion	37.5	(2.6)	—	34.9
Segment operating profit	991.4	1,089.9	—	2,081.3

Additions to property, plant and equipment	(2,354.6)	(756.6)	(2.7)	(3,113.9)

Reconciliation of segment operating profit to profit after tax
Segment operating profit	991.4	1,089.9	—	2,081.3
Depreciation	(138.7)	(129.5)	(2.2)	(270.4)
Change in estimate of environmental rehabilitation recognised in profit or loss	11.1	0.2	0.3	11.6
Ongoing rehabilitation expenditure	(13.0)	(2.1)	(1.0)	(16.1)
Care and maintenance	—	—	2.5	2.5
Other operating costs	0.9	—	—	0.9
Other income	0.6	1.3	0.1	2.0
Administration expenses and other costs	(10.6)	(5.5)	(183.2)	(199.3)
Finance income	51.8	53.9	175.1	280.8
Finance expense	(60.9)	(11.7)	(3.8)	(76.4)
Current tax	5.4	(92.5)	(12.6)	(99.7)
Deferred tax	(205.1)	(183.7)	0.3	(388.5)
Profit after tax	632.9	720.3	(24.5)	1,328.7

Reconciliation of cost of sales to cash operating costs
Cost of sales (a)	(3,673.2)	(756.3)	(0.4)	(4,429.9)
Depreciation	138.7	129.5	2.2	270.4
Change in estimate of environmental rehabilitation recognised in profit or loss	(11.1)	(0.2)	(0.3)	(11.6)
Movement in gold in process and finished inventories - Gold Bullion	(37.5)	2.6	—	(34.9)
Ongoing rehabilitation expenditure	13.0	2.1	1.0	16.1
Care and maintenance	—	—	(2.5)	(2.5)
Other operating costs	(0.9)	—	—	(0.9)
Cash operating costs	(3,571.0)	(622.3)	—	(4,193.3)

(a) Most significant components of other operating costs within cost of sales include:
Consumable stores	1,087.4	215.9	—	1,303.3
Labour including short term incentives	621.4	113.5	—	734.9
Electricity	472.7	113.4	—	586.1
Specialist service providers	812.1	39.6	—	851.7
Machine hire	173.2	25.2	—	198.4
Security expenses	137.8	29.4	—	167.2
Water	30.8	1.7	—	32.5

24	OPERATING SEGMENTS continued

	Ergo	FWGR	Other reconciling items	Total
2023
Amounts in R million

Revenue (External)	4,108.6	1,387.7	—	5,496.3
Cash operating costs	(3,183.2)	(504.9)	—	(3,688.1)
Movement in gold in process and finished inventories - Gold Bullion	(1.8)	12.6	—	10.8
Segment operating profit	923.6	895.4	—	1,819.0

Additions to property, plant and equipment	(816.0)	(209.8)	(5.1)	(1,030.9)

Reconciliation of segment operating profit to profit after tax
Segment operating profit	923.6	895.4	—	1,819.0
Depreciation	(120.6)	(95.8)	(1.1)	(217.5)
Change in estimate of environmental rehabilitation recognised in profit or loss	6.2	—	0.9	7.1
Ongoing rehabilitation expenditure	(24.7)	(1.7)	(0.4)	(26.8)
Care and maintenance	—	—	(0.4)	(0.4)
Other operating costs	3.9	—	—	3.9
Other income	0.1	10.2	0.1	10.4
Administration expenses and other costs	(8.3)	(2.9)	(161.7)	(172.9)
Finance income	34.4	31.8	268.1	334.3
Finance expense	(58.7)	(9.7)	(2.3)	(70.7)
Current tax	(51.1)	(201.9)	(33.3)	(286.3)
Deferred tax	(73.8)	(47.9)	3.0	(118.7)
Profit after tax	631.0	577.5	72.9	1,281.4

Reconciliation of cost of sales to cash operating costs
Cost of sales	(3,320.2)	(589.8)	(1.0)	(3,911.0)
Depreciation	120.6	95.8	1.1	217.5
Change in estimate of environmental rehabilitation recognised in profit or loss	(6.2)	—	(0.9)	(7.1)
Movement in gold in process and finished inventories - Gold Bullion	1.8	(12.6)	—	(10.8)
Ongoing rehabilitation expenditure	24.7	1.7	0.4	26.8
Care and maintenance	—	—	0.4	0.4
Other operating costs	(3.9)	—	—	(3.9)
Cash operating costs	(3,183.2)	(504.9)	—	(3,688.1)

(a) Most significant components of other operating costs within cost of sales include:
Consumable stores	1,024.4	175.5	—	1,199.9
Labour including short term incentives	562.9	100.5	—	663.4
Electricity	466.8	77.6	—	544.4
Specialist service providers	594.0	39.9	—	633.9
Machine hire	138.9	13.4	—	152.3
Security expenses	128.0	25.6	—	153.6
Water	60.2	1.6	—	61.8